Property, Plant and Equipment - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) m²	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Sep. 29, 2015 EUR (€)	Dec. 20, 2012 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	€ 1,721,064	€ 1,342,471	[1]	€ 1,156,031	[1]
Financial lease agreement on carrying value	50,374	51,127		51,718
Capitalised interest on borrowing costs	4,900	3,100		3,400
Cash effect of interest capitalized	€ 6,200	3,900		2,200
AMS8 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of area of land | m²	22,000
PAR7 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financial lease agreement on carrying value	€ 20,900
Land [member] | AMS8 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	14,800
Land [member] | Parcel of land in Frankfurt [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	10,700
Land [member] | PAR7 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value							€ 20,900
Land [member] | Parcel of land in Copenhagen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	9,400
Land [member] | Parcel of land in Zurich [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	17,500
Land [member] | Parcel of land in Madrid [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	8,200
Land [member] | Parcel of land in Amsterdam [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	6,300
Buildings [member] | AMS8 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	15,900					€ 15,900
Freeholds land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	145,900	104,600		76,900
Mortgages [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	96,700	102,900		90,200
Financial Lease Agreement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	€ 49,100	€ 50,200		€ 51,300

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.